DESCRIPTION OF BUSINESS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Nov. 04, 1996
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Frontline Investment In ITCL	82.47%
8.04% First Preferred Mortgage Note Percentage	8.04%
First Preferred Mortgage Notes		$ 127,100
Serial First Preferred Mortgage Notes		51,700
8.04% Term loans allocated		63,550
Serial loans allocated		$ 26,800